PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Property, Plant and Equipment [Abstract]
Land	$ 138	$ 137
Buildings and leasehold improvements	1,271	1,268
Machinery and equipment	833	793
Software	370	377
Total property, plant and equipment	2,612	2,575
Accumulated depreciation and amortization	(1,606)	(1,595)
Property, plant and equipment, net	1,006	980
Asset impairments other than restructuring	7	7	0
Depreciation expense	$ 142	$ 124	$ 112